Consolidated Statements of Changes in Stockholders' Deficit (Parenthetical) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock dividend percentage	8.00%	8.00%	8.00%	8.00%